Company Overview	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview	Company Overview
Hycroft Mining Holding Corporation (formerly known as Mudrick Capital Acquisition Corporation ("MUDS")) and its subsidiaries (collectively, “Hycroft”, the “Company”, “we”, “us”, “our”, "it", "HYMC") is a U.S.-based gold producer that is focused on operating and developing its wholly owned Hycroft Mine in a safe, environmentally responsible, and cost-effective manner. Gold and silver sales represent 100% of the Company’s operating revenues and the market prices of gold and silver significantly impact the Company’s financial position, operating results, and cash flows. The Hycroft Mine is located in the State of Nevada and the corporate office is located in Denver, Colorado.
Restart of the Hycroft Mine
The Company restarted open pit mining operations at the Hycroft Mine during the second quarter of 2019, and, began producing and selling gold and silver during the third quarter of 2019. which it has continued to do on an approximate weekly basis since restarting. As part of the 2019 restart of mining operations, existing equipment was re-commissioned, including haul trucks, shovels and a loader, upgrades were made to the crushing system and new leach pad space was added to the existing leach pads. During 2020, the Company continued to increase its operations by mining more tons, procuring additional mine equipment rentals, and increasing its total headcount. Through May 29, 2020, the Company obtained all of its financing from related party debt issuances (see Note 22 - Related Party Transactions), which were extinguished in connection with the Recapitalization Transaction with MUDS (discussed below).
M3 Engineering and Technology Corporation (“M3 Engineering”), in conjunction with SRK Consulting (U.S.), Inc. (“SRK”) and Hycroft Mining Corporation ("Seller"), completed the Hycroft Technical Report, Heap Leaching Feasibility Study, prepared in accordance with the requirements of the Modernization of Property Disclosures for Mining Registrants, with an effective date of July 31, 2019 (the “Hycroft Technical Report”), for a two-stage, heap oxidation and subsequent leaching of sulfide ores. The Hycroft Technical Report projects the economic viability and potential future cash flows for the Hycroft Mine when mining operations expand to levels presented in the Hycroft Technical Report. The operating plan for 2021 will provide us the opportunity to complete and evaluate the results of the ongoing technical and optimization work for the proprietary two-stage heap oxidation and leach process detailed in the Hycroft Technical Report. Based upon the findings and results of this evaluation process, we may update or file a new technical report.
Recapitalization Transaction with MUDS
As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, pursuant to the Purchase Agreement (defined herein), Seller completed a business combination and reverse recapitalization transaction (the "Recapitalization Transaction") with MUDS, a publicly traded blank check special purpose acquisition corporation or “SPAC,” and Acquisition Sub (as each of such terms are defined herein). The Recapitalization Transaction was completed upon receiving regulatory approvals and stockholder approvals from each of MUDS and Seller. Following the consummation of the Recapitalization Transaction, MUDS and the entities purchased from Seller were consolidated under Hycroft Mining Holding Corporation, by amending and restating the Company's certificate of incorporation to reflect the Company’s change in name. Pursuant to the consummation of the Recapitalization Transaction, the shares of common stock of Hycroft Mining Holding Corporation were listed on the Nasdaq Capital Market under the ticker symbol “HYMC”.  Upon closing of the Recapitalization Transaction, the Company’s unrestricted cash available for use totaled $68.9 million, and the number of shares of common stock issued and outstanding totaled 50,160,042. In addition, upon closing, the Company had 34,289,999 outstanding warrants to purchase an equal number of shares of common stock at $11.50 per share and 12,721,623 warrants to purchase 3,210,213 shares of common stock at a price of $44.82 per share.
For more information on the consummation of the Recapitalization Transaction with MUDS, see Note 3 - Recapitalization Transaction. For more information on the outstanding warrants, see Note 11 - Warrant Liabilities.
Restatement of Previously Issued Financial StatementsAs previously disclosed in our Annual Report on Form 10-K/A, as filed on May 14, 2021 (“2020 Form 10-K/A”), the Company has restated its previously issued consolidated financial statements as of and for the year ended December 31, 2020, to make the necessary accounting corrections related to warrant accounting and to recognize certain warrants as a liability instead of as equity, in accordance with Accounting Standards Codification (“ASC”) 815-40, Contracts in Entity’s Own Equity. The Company has also restated related amounts within the accompanying footnotes to the consolidated financial statements. As a small reporting company, the Company is not obligated to, and has not, included quarterly financial information in its 2020 Form 10-K/A. Consequently, the Company does not intend to amend its previously issued Quarterly Reports on Form 10-Q for the three months and six months ended June 30, 2020 and the three months and nine months ended September 30, 2020, but in accordance with the statement issued on April 12, 2021, by the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission (the "SEC") regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies (“SPACs”) entitled "Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “SEC Statement”), the Company will restate the condensed consolidated financial statements for the three month and six month periods ended June 30, 2020 and the three month and nine month periods ended September 30, 2020 in Quarterly Reports on Form 10-Q filed subsequent to the 2020 Form 10-K/A for the comparable 2021 periods. Investors should not rely on any previously issued or filed reports, earnings releases or similar communications relating to periods prior to December 31, 2020.	Company Overview
Hycroft Mining Holding Corporation (formerly known as Mudrick Capital Acquisition Corporation ("MUDS")) and its subsidiaries (collectively, “Hycroft”, the “Company”, “we”, “us”, “our”, "it", "HYMC") is a U.S.-based gold producer that is focused on operating and developing its wholly owned Hycroft Mine in a safe, environmentally responsible, and cost-effective manner. Gold and silver sales represent 100% of the Company’s operating revenues and the market prices of gold and silver significantly impact the Company’s financial position, operating results, and cash flows. The Hycroft Mine is located in the State of Nevada and the corporate office is located in Denver, Colorado.
Restart of the Hycroft Mine
During the second quarter of 2019, the Company restarted open pit mining operations at the Hycroft Mine, and, during the third quarter of 2019, produced and sold gold and silver, which it has continued to do on an approximate weekly basis since restarting. As part of the 2019 restart of mining operations, existing equipment was re-commissioned, including haul trucks, shovels and a loader, upgrades were made to the crushing system and new leach pad space was added to the existing leach pads. During 2020, the Company continued to increase its operations by mining more tons, procuring additional mobile equipment rentals, and increasing its total headcount. Through May 29, 2020, the Company obtained all of its financing from related party debt issuances (see Note 23 - Related Party Transactions), which were extinguished in connection with the Recapitalization Transaction with MUDS (discussed below).
M3 Engineering and Technology Corporation (“M3 Engineering”), in conjunction with SRK Consulting (U.S.), Inc. (“SRK”) and the Seller, completed the Hycroft Technical Report, Heap Leaching Feasibility Study, prepared in accordance with the requirements of the Modernization of Property Disclosures for Mining Registrants, with an effective date of July 31, 2019 (the “Hycroft Technical Report”), for a two-stage, heap oxidation and subsequent leaching of sulfide ores. The Hycroft Technical Report projects the economic viability and potential future cash flows for the Hycroft Mine when mining operations expand to levels presented in the Hycroft Technical Report.
Recapitalization Transaction with MUDS
As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, pursuant to the Purchase Agreement (defined herein), Seller completed a business combination Recapitalization Transaction with MUDS, a publicly traded blank check special purpose acquisition corporation or “SPAC,” and Acquisition Sub (as each of such terms are defined herein). The Recapitalization Transaction was completed upon receiving regulatory approvals and stockholder approvals from each of MUDS and Seller. Following the close of the Recapitalization Transaction, MUDS and the entities purchased from Seller were consolidated under Hycroft Mining Holding Corporation, by amending and restating the Company's certificate of incorporation to reflect the Company’s change in name. Pursuant to the consummation of the Recapitalization Transaction, the shares of common stock of Hycroft Mining Holding Corporation were listed on the Nasdaq Capital Market under the ticker symbol “HYMC”.  Upon closing of the Recapitalization Transaction, the Company’s unrestricted cash available for use totaled $68.9 million, and the number of shares of common stock issued and outstanding totaled 50,160,042. In addition, upon closing, the Company had 34,289,999 outstanding warrants to purchase an equal number of shares of common stock at $11.50 per share and 12,721,623 warrants to purchase 3,210,213 shares of common stock at a price of $44.82 per share.
For more information on the consummation of the Recapitalization Transaction with MUDS, see Note 3 - Recapitalization Transaction.
Restatement of Previously Issued Financial Statements
The Company has restated its financial statements as of and for the year ended December 31, 2020, and will be prospectively restating the unaudited consolidated condensed financial statements for the three and six month periods ended June 30, 2020 and the three and nine month periods ended September 30, 2020, to correct misstatements in those prior periods primarily related to misstatements identified in improperly applying accounting guidance on certain warrants, recognizing them as equity instead of a warrant liability, under the guidance of Accounting Standards Codification (“ASC”) 815-40, Contracts in Entity’s Own Equity.
See Note 25 - Restatement of Previously Issued Financial Statements for additional information regarding the misstatements identified and the restatement adjustments made to the financial statements.
COVID-19 Pandemic
In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (COVID-19) as a pandemic, which continues to spread throughout the United States. Efforts implemented by local and national governments, as well as businesses, including temporary closures, have had adverse impacts on local, national and global economies. The Company has implemented health and safety policies for employees that follow guidelines published by the Center for Disease Control (CDC) and the Mine Safety and Health Administration (MSHA). While our operations during 2020 were impacted by COVID-19, the impact did not significantly adversely affect our operations. The extent of the impact of COVID-19 on our operational and financial performance going forward will depend on certain developments, including the duration and continued spread of the outbreak, and the direct and indirect impacts on our employees, vendors, and customers, all of which are uncertain and cannot be fully anticipated or predicted. Since the Company's Hycroft Mine represents the entirety of its operations, any COVID-19 outbreak at the mine site or any governmental restrictions implemented to combat the pandemic could result in a partial or entire shutdown of the Hycroft Mine itself, which would negatively impact the Company's financial position, operating results, and cash flows. As of the date of these financial statements, the extent to which COVID-19 may impact our financial condition, results of operations or cash flows is uncertain, but could be material and adverse.